Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Related Party Transaction	As of December 31, 2016 and 2017, amounts due from a related party were as follow:

	December 31,
	2016	2017
Trade receivable:
Yunhu Times	$2,247	$1,601

Other receivable:
Yunhu Times	$950	$1,104

Purchase of Raw Materials and Sales of Mobile Phone Products
Schedule of Related Party Transaction

A summary of the purchase of raw materials and the sales of mobile phone products during the years ended December 31, 2016 and 2017were as follows:

	2016	2017
Purchase of raw materials:
Yunhu Times	$2,701	$—

	2016	2017
Sales of mobile phone products:
Yunhu Times	$3,649	$190